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                                                              File Nos. 33-20318
                                                                        811-5485

  As filed with the Securities and Exchange Commission on November 14, 2001
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 29                                  [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
     Amendment No. 32

                               ATLAS ASSETS, INC.
               (Exact Name of Registrant as Specified in Charter)


                                794 Davis Street
                          San Leandro, California 94577
                    (Address of Principal Executive Offices)


Registrant's Telephone Number, including Area Code:               (510) 297-7444


                                 W. Lawrence Key
                               Atlas Assets, Inc.
                                794 Davis Street
                          San Leandro, California 94577
                     (Name and Address of Agent for Service)

                                 With copies to:
Michael Glazer                                Joseph M. O'Donnell
Paul, Hastings, Janofsky & Walker LLP         Atlas Securities, Inc.
555 South Flower Street                       794 Davis Street
Los Angeles, California  90071                San Leandro, California 94577-6900


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
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         on _________________________ pursuant to paragraph (b)
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         60 days after filing pursuant to paragraph (a)(1)
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         on _________________________ pursuant to paragraph (a)(1)
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   X     75 days after filing pursuant to paragraph (a)(2)
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         on _________________________ pursuant to paragraph (a)(2)
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Registrant has registered an indefinite number of shares under the Securities
Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and the Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on March 28, 2001.

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Post Effective Amendment No. 28 is incorporated in its entirety herein by reference. This post effective amendment is filed solely for the purpose of instituting an additional separate series of shares to be know as:


                                    Atlas Money Market Fund

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Money Market Fund

INVESTMENT OBJECTIVE

     This diversified fund seeks to provide high current income consistent with preserving liquidity and stability of principal.

STRATEGY

     The fund invests in high quality, U.S. denominated money market securities including commercial paper, certificates of deposit and bankers' acceptances. It invests exclusively in securities with the two highest quality ratings, AAA, AA, or the equivalent, with no less than 95% in the highest grade.

     Fund managers select issues with varying maturities (maximum 397 days), based on the outlook for interest rates. The portfolio's dollar-weighted average maturity will not exceed 90 days.

RISKS

     The fund's yield will vary daily, based on market rates of interest and could decrease with falling interest rates.

     Although the fund seeks to maintain a constant $1 per share price, it may not do so, and it is possible to lose money on your investment. The fund is not insured or guaranteed by the FDIC or any other government agency.

     The issuer of the securities that the Fund buys may fail to pay interest and principal in a timely manner. This risk should be low because the Fund invests in only high-quality securities.

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EXPENSES

These are the fees and expenses you may pay as a fund investor. Atlas Advisers has contractually agreed to reduce expenses through 12/31/2002.

TRANSACTION FEES (paid from your investment)
   Maximum sales charge on purchases                    NONE
   Maximum deferred sales charge                        NONE
   Redemption fee                                       NONE
   Exchange fee                                         NONE

ANNUAL OPERATING EXPENSES (deducted from fund assets)
   Management fee                                       0.50%
   Distribution (12b-1) fee                             0.25%
   Other expenses                                       0.77%
TOTAL ANNUAL OPERATING EXPENSES                         1.52%
   Expense reduction                                    0.82%
                                                        ----
NET OPERATING EXPENSES                                  0.70%

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EXPENSE EXAMPLE: Designed to help you compare expenses to other funds, this example assumes a $10,000 investment, 5% return each year, no change in expenses, and that you hold your shares for the following periods. Actual costs may be higher or lower.

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
   1 Year           3 Years          5 Years         10 Years
    $72               $400             $751           $1,743
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PAST PERFORMANCE

In that this is a new fund, there is no past performance to report.

FUND MANAGEMENT

THE ADVISER AND PORTFOLIO MANAGERS

     Atlas Advisers, Inc., 794 Davis Street, San Leandro, California 94577, is responsible for providing or overseeing all services needed for the Atlas Funds to operate, including portfolio management, transfer agent, and custodial and accounting services. It has retained investment professionals with substantial experience in managing investments.

     Atlas Advisers provides portfolio management services to the U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND, U.S. TREASURY MONEY FUND and MONEY MARKET FUND.

     Roberta A. Conger, Group Senior Vice President and Treasurer for World Savings, and Tim Stare, Vice President of World Savings, are portfolio managers for the U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND and the U.S. TREASURY MONEY FUND. Ms. Conger and Mr. Stare have had extensive experience managing mortgage-backed and mortgage-related securities, money market instruments, bonds, and other debt obligations.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement in Rule 485(a) under the Securities Act of 1933 and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oakland, and the State of California, on the 9th day of November, 2001.

                                             ATLAS ASSETS, INC.
                                                (Registrant)

                                        By: /s/Marion O. Sandler *
                                            -------------------------
                                            Marion O. Sandler
                                            Chairman, Chief Executive
                                            Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

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
/s/Marion O. Sandler *        Chief Executive               November 9, 2001
------------------------      Officer, President,           ----------------
Marion O. Sandler             and Chairman                  Date

/s/Gene A. Johnson *          Treasurer                     November 9, 2001
------------------------                                    ----------------
Gene A. Johnson                                             Date

/s/Russell W. Kettell *       Director                      November 9, 2001
------------------------                                    ----------------
Russell W. Kettell                                          Date

/s/Barbara A. Bond *          Director                      November 9, 2001
------------------------                                    ----------------
Barbara A. Bond                                             Date

/s/Daniel L. Rubinfeld *      Director                      November 9, 2001
------------------------                                    ----------------
Daniel L. Rubinfeld                                         Date

/s/David J. Teece *           Director                      November 9, 2001
------------------------                                    ----------------
David J. Teece                                              Date
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*By /s/W. Lawrence Key
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W. Lawrence Key,
Attorney-in-Fact